Note 18 - Segmented Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Revenues	$ 1,401,517	$ 3,480,516	$ 1,712,731
Assets	3,387,055	3,796,713
Total property and equipment	1,770,137	2,273,406
Canada
Assets	3,387,055	3,796,713	11,474,227
Total property and equipment	$ 1,770,137	$ 2,273,406	$ 2,755,993